Measurement of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments
Schedule of financial assets and liabilities by IFRS 9 category	The following table presents measurement categories under IFRS 9 for each class of the Group’s financial assets and financial liabilities as shown on the Consolidated statement of financial position as at 31 December 2025 and 2024.

Financial instruments	Classification under IFRS 9
Financial assets
Loans	Amortised cost (31 Dec 2025: $207 million; 31 Dec 2024: $153 million)
Mandatorily at FVTPL (31 Dec 2025: $344 million; 31 Dec 2024: $364 million)
Equity securities and portfolio holdings in collective investment schemes	Mandatorily at FVTPL
Debt securities	Mandatorily at FVTPL
Derivative assets	Mandatorily at FVTPL
Accrued investment income	Amortised cost
Deposits	Amortised cost
Cash and cash equivalents	Amortised cost
Other debtors	Amortised cost
Financial liabilities
Investment contract liabilities without DPF	Mandatorily at FVTPL
Derivative liabilities	Mandatorily at FVTPL
Core structural borrowings of shareholder-financed businesses	Amortised cost
Operational borrowings	Amortised cost
Obligations under funding, securities lending and sale and repurchase agreements	Amortised cost
Net asset value attributable to unit holders of consolidated investment funds note	Designated at FVTPL
Other liabilities	Amortised cost
Note
Net asset value attributable to unit holders of consolidated investment funds represents the interests of investors other than the Group in the investment funds that the Group is deemed to control and therefore treated as a subsidiary and consolidated in the Group financial statements. The Group has designated Net asset value attributable to unit holders of consolidated investment funds as financial liabilities measured at FVTPL to eliminate any accounting mismatch with the underlying investments of those consolidated investment funds, which are measured at FVTPL.

Schedule of contractual maturities of financial liabilities, excluding derivative liabilities, on an undiscounted cash flow basis	Contractual maturities of financial liabilities on an undiscounted cash flow basis
The following table sets out the contractual maturities for applicable classes of financial liabilities, excluding derivative liabilities that are separately presented. The financial liabilities are included in the column relating to the contractual maturities of the undiscounted cash flows (including contractual interest payments on debt with a stated maturity) based on the earliest period in which the Group can be required to pay assuming conditions are consistent with those of year end. For investment contracts without DPF, the maturity profile is based on undiscounted cash flow projections of expected benefit payments relative to the carrying value.

	31 Dec 2025 $m
	Total carrying value	Contractual maturity profile for financial liabilities
		1 year or less	1-2 years	2-5 years	5-10 years	10-15 years	15-20 years	Over 20 years	No stated maturity	Total undiscounted cash flows
Investment contracts without DPF note	715	12	19	96	84	18	7	4	480	720
Core structural borrowings of shareholder-financed businesses	4,459	147	148	724	3,610	–	–	–	750	5,379
Lease liabilities under IFRS 16	310	96	73	111	97	5	–	–	–	382
Other operational borrowings	521	521	–	–	–	–	–	–	–	521
Obligations under funding, securities lending and sale and repurchase agreements	745	745	–	–	–	–	–	–	–	745
Accruals, deferred income and other liabilities	2,731	2,466	–	–	–	–	–	–	288	2,754
Net asset value attributable to unit holders of consolidated investment funds	2,263	2,263	–	–	–	–	–	–	–	2,263
Total non-derivative financial liabilities	11,744	6,250	240	931	3,791	23	7	4	1,518	12,764

	31 Dec 2024 $m
	Total carrying value	Contractual maturity profile for financial liabilities
		1 year or less	1-2 years	2-5 years	5-10 years	10-15 years	15-20 years	Over 20 years	No stated maturity	Total undiscounted cash flows
Investment contracts without DPF note	748	186	9	69	114	19	7	4	360	768
Core structural borrowings of shareholder-financed businesses	3,925	125	125	678	3,111	–	–	–	750	4,789
Lease liabilities under IFRS 16	257	84	71	111	18	–	–	–	–	284
Other operational borrowings	540	540	–	–	–	–	–	–	–	540
Obligations under funding, securities lending and sale and repurchase agreements	272	272	–	–	–	–	–	–	–	272
Accruals, deferred income and other liabilities	2,848	2,641	–	–	–	–	–	–	265	2,906
Net asset value attributable to unit holders of consolidated investment funds	2,679	2,679	–	–	–	–	–	–	–	2,679
Total non-derivative financial liabilities	11,269	6,527	205	858	3,243	19	7	4	1,375	12,238

Schedule of maturity profile of net derivative positions	The following table shows the carrying value of the gross and net derivative positions.

	Carrying value of net derivatives $m
	Derivative assets	Derivative liabilities	Net derivative position
31 Dec 2025	621	(1,582)	(961)
31 Dec 2024	395	(1,617)	(1,222)

Schedule of gross and net information about financial instruments subject to master netting arrangements	The following tables present the gross and net information about the Group’s financial instruments subject to master netting arrangements:

	31 Dec 2025 $m
	Gross amount included in the balance sheet	Related amounts not offset in the balance sheet			Net amount included in the balance sheet
		Financial instruments	Cash collateral	Securities collateral
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	611	(270)	(298)	–	43
Reverse repurchase agreements	1,579	–	–	(1,579)	–
Total financial assets	2,190	(270)	(298)	(1,579)	43
Derivative liabilities	(1,566)	270	559	681	(56)
Securities lending and repurchase agreements	(745)	–	40	704	(1)
Total financial liabilities	(2,311)	270	599	1,385	(57)

	31 Dec 2024 $m
	Gross amount included in the balance sheet	Related amounts not offset in the balance sheet			Net amount included in the balance sheet
		Financial instruments	Cash collateral	Securities collateral
	note (i)	note (ii)		note (iii)	note (iv)
Derivative assets	376	(106)	(267)	–	3
Reverse repurchase agreements	2,868	–	–	(2,868)	–
Total financial assets	3,244	(106)	(267)	(2,868)	3
Derivative liabilities	(1,597)	106	512	927	(52)
Securities lending and repurchase agreements	(272)	–	43	228	(1)
Total financial liabilities	(1,869)	106	555	1,155	(53)
Notes
(i)The Group has not offset any of the amounts included in the balance sheet.
(ii)Represents the amount that could be offset under master netting or similar arrangements where the Group does not satisfy the full criteria to offset in the balance sheet.
(iii)Excludes initial margin amounts for exchange-traded derivatives.
(iv)In the tables above, the amounts of assets or liabilities included in the balance sheet would be offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	31 Dec 2025 $m
	Level 1	Level 2	Level 3
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs	Total
			note (iii)
Loans note (iv)	–	344	–	344
Equity securities and holdings in collective investment schemes	78,744	5,537	5,277	89,558
Debt securities note (i)	70,327	21,622	102	92,051
Derivative assets	171	450	–	621
Derivative liabilities	(440)	(1,142)	–	(1,582)
Total financial investments, net of derivative liabilities	148,802	26,811	5,379	180,992
Investment contract liabilities without DPF note (ii)	–	(715)	–	(715)
Net asset value attributable to unit holders of consolidated investment funds	(2,263)	–	–	(2,263)
Total financial instruments at fair value	146,539	26,096	5,379	178,014
Percentage of total (%)	82%	15%	3%	100%

	31 Dec 2024 $m
	Level 1	Level 2	Level 3
	Quoted prices (unadjusted) in active markets	Valuation based on significant observable market inputs	Valuation based on significant unobservable market inputs	Total
			note (iii)
Loans note (iv)	–	364	–	364
Equity securities and holdings in collective investment schemes	72,574	5,311	3,117	81,002
Debt securities note (i)	56,147	17,620	37	73,804
Derivative assets	17	378	–	395
Derivative liabilities	(493)	(1,124)	–	(1,617)
Total financial investments, net of derivative liabilities	128,245	22,549	3,154	153,948
Investment contract liabilities without DPF note (ii)	–	(748)	–	(748)
Net asset value attributable to unit holders of consolidated investment funds	(2,679)	–	–	(2,679)
Total financial instruments at fair value	125,566	21,801	3,154	150,521
Percentage of total (%)	83%	15%	2%	100%
Notes
(i)Of the total level 2 debt securities of $21,622 million at 31 December 2025 (31 December 2024: $17,620 million), $7 million (31 December 2024: $12 million) are valued internally. Internal valuations are inherently more subjective than external valuations.
(ii)Investment contract liabilities without DPF are not quoted in an active market and do not have readily available published prices. Their fair values are determined using valuation techniques with all significant inputs used in the valuation being observable. Therefore, these investment contract liabilities are classified in level 2.
(iii)At 31 December 2025, the Group held $5,379 million (31 December 2024: $3,154 million) of net financial instruments at fair value within level 3. This represents 3 per cent (31 December 2024: 2 per cent) of the total fair valued financial assets, net of financial liabilities and comprises the following:
–Equity securities and holdings in collective investment schemes of $5,277 million (31 December 2024: $3,117 million) consisting primarily of property, infrastructure, private credit and private equity funds, which are externally valued using the net asset value of the invested funds; and
–Debt securities of $102 million (31 December 2024: $37 million).
Of the net financial instruments of $5,379 million (31 December 2024: $3,154 million) referred to above:
–A net asset of $5,266 million (31 December 2024: $3,088 million) is held by the Group’s participating and unit-linked funds and therefore shareholders’
profit and equity are not immediately impacted by movements in the valuation of these financial instruments; and
–The remaining level 3 investments comprise a net asset of $113 million (31 December 2024: $66 million), which are primarily externally valued. If the value of all these level 3 financial instruments decreased by 10 per cent, the change in valuation would be $(11) million (31 December 2024: $(7)
million), which would reduce shareholders’ equity by this amount before tax.
(iv)Of the Group’s financial assets and financial liabilities at 31 December 2025, only loans contain more than one asset classification. The loans carried at amortised cost and their fair value are provided in note (c) below.

Schedule of reconciliation of movements in level 3 financial instruments measured at fair value	Total investment return recorded in the income statement represents interest and dividend income, realised gains and losses, unrealised gains and losses on the assets classified at FVTPL and foreign exchange movements on an individual entity’s overseas investments. Total gains and losses recorded in other comprehensive income comprises the translation of investments into the
Group's presentation currency of USD.

	31 Dec 2025 $m
	Equity securities and holdings in collective investment schemes	Debt securities	Group total
Balance at 1 Jan	3,117	37	3,154
Total gain in income statement note	118	2	120
Exchange differences recorded in other comprehensive income	47	4	51
Purchases and other additions	2,376	60	2,436
Sales, maturities and capital distribution	(367)	(1)	(368)
Transfers out of Level 3	(14)	–	(14)
Balance at 31 Dec	5,277	102	5,379

	31 Dec 2024 $m
	Equity securities and holdings in collective investment schemes	Debt securities	Group total
Balance at 1 Jan	2,864	40	2,904
Total gain in income statement note	219	3	222
Exchange differences recorded in other comprehensive income	(31)	(1)	(32)
Purchases and other additions	462	2	464
Sales, maturities and capital distribution	(397)	(7)	(404)
Balance at 31 Dec	3,117	37	3,154

Schedule of net unrealised gains and losses in the income statement for financial instruments still held at the end of the year	(b)Assets and liabilities carried at amortised cost and their fair value
The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Deposits, cash and cash equivalents, accrued investment income, other debtors, accruals, deferred income and other creditors are excluded from the analysis below, as these are carried at amortised cost which approximates fair value.

	31 Dec 2025 $m		31 Dec 2024 $m
	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans note (i)	207	260	153	163
Financial liabilities
Core structural borrowings of shareholder-financed businesses note (ii)	(4,459)	(4,402)	(3,925)	(3,694)
Operational borrowings (excluding lease liabilities) note (i)	(521)	(521)	(540)	(540)
Obligations under funding, securities lending and sale and repurchase agreements note (i)	(745)	(745)	(272)	(272)
Net financial liabilities at amortised cost note (iii)	(5,518)	(5,408)	(4,584)	(4,343)

Not measured at fair value in statement of financial position but for which fair value is disclosed
Financial instruments
Schedule of fair value of assets and liabilities	Notes
(i)The fair value of loans, operational borrowings (excluding lease liabilities) and obligations under funding, securities lending and sale and repurchase agreements has been estimated from the discounted cash flows expected to be received or paid.
(ii)The fair value of the subordinated and senior debt issued by the Group is determined using quoted prices from independent third parties.
(iii)All financial assets and liabilities in the table above have been classified within level 2 at 31 December 2025 and 2024, reflecting the observability of the inputs used to derive their fair value.